INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Voting Right Percentage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Book value	$ 1,170,435	$ 1,029,243
Gas Natural de Lima y Callao S.A. - Calidda [member]
Disclosure of associates [line items]
Ownership interest	40.00%	40.00%
Book value	$ 568,035	$ 455,704
Gases del Caribe S.A. E.S.P. [member]
Disclosure of associates [line items]
Ownership interest	31.00%	31.00%
Book value	$ 305,456	$ 293,631
Credibanco S.A. [member]
Disclosure of associates [line items]
Ownership interest	25.00%	25.00%
Book value	$ 200,824	$ 200,636
Redeban Multicolor S.A. [member]
Disclosure of associates [line items]
Ownership interest	20.00%	20.00%
Book value	$ 22,801	$ 23,635
A.C.H Colombia S.A. [member]
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 36,427	$ 22,811
Colombiana de Extrusion S.A. Extrucol [member]
Disclosure of associates [line items]
Ownership interest	30.00%	30.00%
Book value	$ 12,966	$ 11,718
Energia Eficiente S.A. [member]
Disclosure of associates [line items]
Ownership interest	33.00%	39.00%
Book value	$ 4,307	$ 10,133
Servicios de Identidad Digital S.A.S [member]
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 3,989	$ 4,905
ADL Digital Lab SAS [member]
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 4,014	$ 1,929
Aerocali S.A. [member]
Disclosure of associates [line items]
Ownership interest	50.00%	50.00%
Book value	$ 8,852	$ 1,844
Metrex S.A. [member]
Disclosure of associates [line items]
Ownership interest	18.00%	18.00%
Book value	$ 2,166	$ 1,775
Concentra Inteligencia en Energia S.A.S. [member]
Disclosure of associates [line items]
Ownership interest	24.00%	24.00%
Book value	$ 598	$ 522